Financial instruments and risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Derivative financial instruments	R$ 662,433	R$ 521,627
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	32,141
Later than three months and not later than four months [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	630,292
Later than four months [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments